Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total		Equity attributable to owners of parent [member]	Common shares	Contributed surplus	Accumulated other comprehensive income	Retained earnings	Non-controlling interests	Adjustment	Adjustment Equity attributable to owners of parent [member]	Adjustment Retained earnings	Adjusted balance	Adjusted balance Equity attributable to owners of parent [member]	Adjusted balance Common shares	Adjusted balance Contributed surplus	Adjusted balance Accumulated other comprehensive income	Adjusted balance Retained earnings	Adjusted balance Non-controlling interests
Number of shares (in shares) at Mar. 31, 2018				267,738,530
Balances, beginning of year at Mar. 31, 2018	$ 2,297.5		$ 2,229.1	$ 633.2	$ 21.3	$ 260.3	$ 1,314.3	$ 68.4
Net income	340.1		330.0				330.0	10.1
Other comprehensive (loss) income	(55.3)		(58.2)			(61.3)	3.1	2.9
Total comprehensive (loss) income	284.8		271.8			(61.3)	333.1	13.0
Exercise of stock options (in shares)				1,231,600
Exercise of stock options	18.2		18.2	$ 21.1	(2.9)
Optional cash purchase of common shares (in shares)				2,459
Optional cash purchase of common shares	0.1		0.1	$ 0.1
Repurchase and cancellation of common shares (in shares)				(3,671,900)
Repurchase and cancellation of common shares	(94.4)		(94.4)	$ (8.8)			(85.6)
Share-based payments expense	6.4		6.4		6.4
Transactions with non-controlling interests	(2.7)							(2.7)
Stock dividends (in shares)				146,914
Stock dividends	0.0			$ 4.0			(4.0)
Cash dividends	(99.9)		(99.9)				(99.9)
Number of shares (in shares) (Previously stated) at Mar. 31, 2019				265,447,603
Number of shares (in shares) at Mar. 31, 2019														265,447,603
Balances, end of year (Previously stated) at Mar. 31, 2019	2,410.0		2,331.3	$ 649.6	24.8	199.0	1,457.9	78.7
Balances, end of year (Impact of adopting IFRS 16) at Mar. 31, 2019									$ (27.5)	$ (27.5)	$ (27.5)
Balances, end of year at Mar. 31, 2019	2,410.0					199.0						$ 2,382.5	$ 2,303.8	$ 649.6	$ 24.8	$ 199.0	$ 1,430.4	$ 78.7
Net income	318.9	[1],[2]	311.4				311.4	7.5
Other comprehensive (loss) income	7.2		4.0			(5.8)	9.8	3.2
Total comprehensive (loss) income	326.1		315.4			(5.8)	321.2	10.7
Exercise of stock options (in shares)				1,553,846
Exercise of stock options	26.5		26.5	$ 30.2	(3.7)
Optional cash purchase of common shares (in shares)				2,433
Optional cash purchase of common shares	0.1		0.1	$ 0.1
Repurchase and cancellation of common shares (in shares)				(1,493,331)
Repurchase and cancellation of common shares	(49.6)		(49.6)	$ (3.8)			(45.8)
Share-based payments expense	5.8		5.8		5.8
Transactions with non-controlling interests	(2.2)		(1.4)				(1.4)	(0.8)
Stock dividends (in shares)				109,076
Stock dividends	0.0			$ 3.4			(3.4)
Cash dividends	(110.9)		(110.9)				(110.9)
Number of shares (in shares) at Mar. 31, 2020				265,619,627
Balances, end of year at Mar. 31, 2020	$ 2,578.3	[3]	$ 2,489.7	$ 679.5	$ 26.9	$ 193.2	$ 1,590.1	$ 88.6

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.
[2]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.
[3]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.